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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avalon Advisors, LLC
Address: 717 Texas Avenue, Suite 3000
         Houston, Texas 77002

Form 13F File Number: 028-10434

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Henry J. Lartigue
Title: Co-Manager
Phone: 713-238-2050

Signature, Place, and Date of Signing:


/s/ Henry J. Lartigue                   Houston, Texas          May 4, 2010
     [Signature]                         [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:         56

Form 13F Information Table Value Total: $1,245,158
                                        (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    16382   310973 SH       Sole                   310973
ALTRIA GROUP INC               COM              02209s103      246    12000 SH       Sole                    12000
AMAZON COM INC  COM            COM              023135106    12705    93577 SH       Sole                    93577
AMGEN INC                      COM              031162100    24404   407848 SH       Sole                   407848
APPLE INC                      COM              037833100    69525   295849 SH       Sole                   295849
BANK OF AMERICA CORP           COM              060505104    22863  1280849 SH       Sole                  1280849
BECTON DICKINSON & CO.         COM              075887109    13226   167997 SH       Sole                   167997
BHP BILLITON LTD SPONSORED ADR COM              088606108    31062   386734 SH       Sole                   386734
BRISTOL-MYERS SQUIBB CO        COM              110122108    24392   913573 SH       Sole                   913573
CHEVRON CORP                   COM              166764100    17122   225797 SH       Sole                   225797
CISCO SYS INC                  COM              17275r102    33278  1278442 SH       Sole                  1278442
COCA COLA CMN                  COM              191216100    14900   270904 SH       Sole                   270904
CONOCOPHILLIPS                 COM              20825c104    16147   315565 SH       Sole                   315565
COSTCO WHOLESALE CORP NEW      COM              22160k105    26327   440918 SH       Sole                   440918
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    11284   167289 SH       Sole                   167289
EXXON MOBIL CORP               COM              30231g102    41879   625252 SH       Sole                   625252
FLUOR CORP NEW COM             COM              343412102    15954   343023 SH       Sole                   343023
FORD MOTOR CO NEW              COM              345370860    13073  1040018 SH       Sole                  1040018
GAP INC DELAWARE               COM              364760108    13581   587678 SH       Sole                   587678
GENZYME CORPORATION            COM              372917104    18305   353171 SH       Sole                   353171
GILEAD SCIENCES INC            COM              375558103    21272   467831 SH       Sole                   467831
GOOGLE INC CL A                COM              38259p508    17361    30613 SH       Sole                    30613
HEWLETT-PACKARD CO.CMN         COM              428236103    32017   602381 SH       Sole                   602381
HJ HEINZ CO                    COM              423074103    17253   378271 SH       Sole                   378271
HOME DEPOT INC                 COM              437076102    20231   625393 SH       Sole                   625393
INTEL CORP                     COM              458140100    35395  1587927 SH       Sole                  1587927

INTL BUSINESS MACHINES CORP    COM              459200101    34713   270664 SH       Sole                   270664
ISHARES TR MSCI EMERG MKT      COM              464287234      240     5700 SH       Sole                     5700
JOHNSON & JOHNSON              COM              478160104    22901   351244 SH       Sole                   351244
JP MORGAN CHASE & CO           COM              46625h100    52818  1180296 SH       Sole                  1180296
KRAFT FOODS INC VA  CL A       COM              50075n104      202     6688 SH       Sole                     6688
LOWE'S COMPANIES INC           COM              548661107    26962  1112304 SH       Sole                  1112304
MACY'S INC COM                 COM              55616p104    15410   707834 SH       Sole                   707834
MCDONALDS CORP       COM       COM              580135101    39380   590231 SH       Sole                   590231
MEDCO HEALTH SOLUTIONS INC     COM              58405u102    12289   190348 SH       Sole                   190348
MICROSOFT CORP                 COM              594918104    15452   527617 SH       Sole                   527617
MONSANTO CO NEW DEL  COM       COM              61166w101    18816   263459 SH       Sole                   263459
MORGAN STANLEY                 COM              617446448    27589   941924 SH       Sole                   941924
NORTHERN TR CORP COM           COM              665859104    30179   546126 SH       Sole                   546126
NOVARTIS AG-ADR                COM              66987v109    17507   323611 SH       Sole                   323611
OCCIDENTAL PETE CORP           COM              674599105    50581   598313 SH       Sole                   598313
ORACLE CORP                    COM              68389x105    30424  1183360 SH       Sole                  1183360
PEPSICO INC                    COM              713448108    13443   203189 SH       Sole                   203189
PHILIP MORRIS INTL INC COM     COM              718172109    45152   865651 SH       Sole                   865651
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206      642    11099 SH       Sole                    11099
RUSL MID VALUE ETF ISHARES     COM              464287473      403    10000 SH       Sole                    10000
S&P 400 MID-CAP SPDR ETF TRUST COM              78467y107      401     2800 SH       Sole                     2800
S&P CONSUMER STAPLES SPYDER ET COM              81369y308     3266   116919 SH       Sole                   116919
ST JOHN INTL INCCMN            COM              79025q107      154    34043 SH       Sole                    34043
TEVA PHARMACEUTICAL INDS ADR   COM              881624209    32438   514231 SH       Sole                   514231
UNITED PARCEL SERVICE CL B     COM              911312106    13147   204122 SH       Sole                   204122
UNITED TECHNOLOGIES CORP       COM              913017109    22520   305938 SH       Sole                   305938
US BANCORP                     COM              902973304    15409   595385 SH       Sole                   595385
VISA INC                       COM              92826c839    52088   572212 SH       Sole                   572212
WAL-MART STORES INC            COM              931142103    41545   747205 SH       Sole                   747205
WELLS FARGO & CO NEW           COM              949746101    28899   928645 SH       Sole                   928645